FEDERATED STOCK AND BOND FUND, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 August 16, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    FEDERATED STOCK AND BOND FUND, INC. (the "Fund")
                  Class A Shares
                  1933 Act File No. 333-126178
                1940 Act File No. 811-1

Dear Sir or Madam:

         Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus/Proxy Statement and Statement of Additional Information dated August 10, 2005, that would have been filed under Rule 497(c), does not differ from the form of Prospectus/Proxy Statement and Statement of Additional Information contained in the most recent Registration Statement filed on Form N-14 for the Fund. This Registration Statement filed on Form N-14 was electronically filed under Rule 485(b) as Post-Effective Amendment No. 1 on August 15, 2005.

         If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                      Very truly yours,



                                                      /s/ Todd P. Zerega
                                                      Todd P. Zerega
                                                      Assistant Secretary